Employee future benefits (Tables)	6 Months Ended
Jun. 30, 2023
Employee Future Benefits
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Six months ended June 30, 2023			Year ended December 31, 2022
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	21,657	93	21,750	29,412
Current service cost	63	6	69	142
Interest cost	400	2	402	295
Actuarial loss (gain) from changes in financial assumptions	143	-	143	(5,915)
Benefits paid	(380)	-	(380)	(752)
Impact of foreign exchange rate changes	261	1	262	(1,432)
Balances – End of the period	22,144	102	22,246	21,750

Change in plan assets
Balances – Beginning of the period	10,591	-	10,591	11,927
Interest income from plan assets	198	-	198	120
Employer contributions	14	-	14	45
Employee contributions	8	-	8	10
Benefits paid	(136)	-	(136)	(247)
Remeasurement of plan assets	63	-	63	(641)
Impact of foreign exchange rate changes	127	-	127	(623)
Balances – End of the period	10,865	-	10,865	10,591

Net liability of the unfunded plans	10,867	102	10,969	10,787
Net liability of the funded plans	412	-	412	372
Net amount recognized as Employee future benefits	11,279	102	11,381	11,159

Amounts recognized:
In net loss	257	8	265	295
Actuarial (loss) gain on defined benefit plans in other comprehensive (loss) income	(80)	-	(80)	5,262